Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Income Tax Provision Benefit Abstract
Foreign
Deferred							132,407	13,195	10,359
Income tax provision (benefit)							132,407	13,195	10,359
Change in valuation allowance							(132,407)	(13,195)	(10,359)
Income Tax Benefit	$ (5)				$ (5)